Information on remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Information on remuneration [Abstract]
Information on remuneration - Remuneration costs of the Executive Committee [Text Block]

Philips Group

Remuneration costs of the Executive Committee1)

in EUR

	2021	2022	2023
Base salary/Base compensation	9,598,588	9,528,279	8,729,458
Annual incentive2)	5,250,408	208,370	11,405,130
Performance shares3)	12,610,073	11,242,581	7,272,815
Stock options			13,358
Restricted share rights3)	1,380,644	1,191,529	1,907,511
Pension allowances4)	2,107,953	1,949,204	1,346,937
Pension scheme costs	306,694	288,179	260,554
Other compensation5)	2,104,044	1,216,163	1,900,224
Total	33,358,405	25,624,305	32,835,987
1)The Executive Committee consisted of 13 members as per December 31, 2023 (2022: 13 members; 2021: 13 members)2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.3)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date4)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement5)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

Information on remuneration - Remuneration costs of individual members of the Board of Management [Text Block]

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

	base compensation/salary	annual incentive1)	performance shares2)	restricted share rights2)	pension allowances3)	pension scheme costs	other compensation	total costs
2023
R. Jakobs	1,200,000	2,004,480	968,922		267,798	31,891	109,256	4,582,347
A. Bhattacharya	810,000	1,075,939	793,429		197,133	31,891	94,516	3,002,907
M.J. van Ginneken	630,000	846,922	614,840		125,298	31,891	53,446	2,302,397
	2,640,000	3,927,341	2,377,191		590,228	95,673	257,218	9,887,650

2022
R. Jakobs4)	256,438		112,737		57,973	6,012	11,507	444,667
F.A. van Houten4)	1,041,849	208,370	2,930,068		444,051	22,121	42,533	4,688,992
A. Bhattacharya	806,250		763,140		237,250	28,133	61,308	1,896,081
M.J. van Ginneken	626,250		585,490		141,622	28,133	35,343	1,416,837
	2,730,788	208,370	4,391,434		880,896	84,398	150,691	8,446,577
2021
F.A. van Houten	1,325,000	850,915	2,626,295		565,403	27,462	57,224	5,452,299
A. Bhattacharya	790,000	360,103	1,172,533		233,857	27,462	68,908	2,652,864
M.J. van Ginneken	605,000	317,192	886,035		150,755	27,462	42,610	2,029,054
	2,720,000	1,528,211	4,684,863		950,014	82,387	168,742	10,134,217
1)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.2)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date3)The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.4)As per October 15, 2022, Roy Jakobs was appointed as CEO of the company. The table includes actual costs incurred in respect of the remuneration received by Mr Van Houten and Mr Jakobs, respectively, as CEO.

Information on remuneration - Accumulated annual pension entitlements and pension-related costs [Text Block]

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

	age at December 31, 2023	accumulated annual pension as of December 31, 2023	total pension related costs
R. Jakobs	49	56,383	299,689
A. Bhattacharya	62	40,324	229,024
M.J. van Ginneken	50	53,769	157,189
Pension costs			685,901

Information on remuneration - Remuneration of the Supervisory Board [Text Block]

Philips Group

Remuneration of the Supervisory Board

in EUR

	membership	committees	other compensation1)	total
2023
F. Sijbesma	155,000	35,000	16,345	206,345
P.A.M. Stoffels	115,000	35,000	22,269	172,269
D.E.I. Pyott	100,000	35,000	19,769	154,769
A.M. Harrison	100,000	14,000	19,769	133,769
M.E. Doherty	100,000	27,000	27,269	154,269
P. Löscher	100,000	32,000	17,269	149,269
I. Nooyi	100,000	14,000	17,269	131,269
S.K. Chua	100,000	18,000	22,269	140,269
H. Verhagen	100,000	14,000	7,269	121,269
S. Poonen	100,000	18,000	19,769	137,769
	1,070,000	242,000	189,266	1,501,266
2022
F. Sijbesma	155,000	35,000	16,345	206,345
P.A.M. Stoffels	115,000	35,000	27,269	177,269
N. Dhawan	35,616	6,411	5,808	47,836
D.E.I. Pyott	100,000	35,000	17,269	152,269
A.M. Harrison	100,000	14,000	12,269	126,269
M.E. Doherty	100,000	27,000	24,769	151,769
P. Löscher	100,000	32,000	24,769	156,769
I. Nooyi	100,000	14,000	17,269	131,269
S.K. Chua	100,000	18,000	22,269	140,269
H. Verhagen	100,000	14,000	7,269.0	121,269
S. Poonen	100,000	18,000	17,269	135,269
	1,105,616	248,411	192,574	1,546,602
2021
J. van der Veer	53,507	12,082	3,916	69,505
C.A. Poon	39,699	16,915	783	57,397
N. Dhawan	100,000	18,000	2,269	120,269
O. Gadiesh	34,521	4,833	783	40,137
D.E.I. Pyott	100,000	36,370	2,269	138,639
P.A.M. Stoffels	109,863	27,808	4,769	142,440
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	27,000	4,769	131,769
P. Löscher	100,000	32,000	4,769	136,769
F. Sijbesma	141,301	27,808	8,237	177,346
I. Nooyi	100,000	14,000	2,269	116,269
S.K. Chua	65,753	11,836	1,492	79,081
	1,044,644	242,652	38,595	1,325,891
1)The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel, the entitlement of EUR 2,000 under the Philips product arrangement and the annual fixed net expense allowance.

Information on remuneration - Shares held by Board members [Text Block]

Philips Group

Shares held by Board members1)2)

in number of shares

	December 31, 2022	December 31, 2023
R. Jakobs	109,422	126,809
A. Bhattacharya	169,517	177,088
M.J. van Ginneken	123,914	129,447
P. Stoffels	17,000	17,759
S. Poonen	3,000	3,133
I. Nooyi	3,100	3,238
D. Pyott	19,000	19,848
S.K. Chua	2,000	2,089
F. Sijbesma	12,500	25,000
M. Harrison	1,500	1,567
P. Löscher	20,732	21,658
1)Reference date for board membership is December 31, 2023. 2)The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.